Equity-Settleable Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of Convertible Notes

The Convertible Notes represent financial instruments that include a debt host accounted for at amortized cost and conversion option and redemption option derivatives, which are separated from the debt host and accounted for at fair value with changes in fair value recorded in the statement of comprehensive loss. These derivatives are accounted for together as a single derivative when separated from the debt host.

	Debt host	Convertible note derivative	Total
	$	$	$
Convertible notes
As at December 31, 2022	169,127	35,345	204,472
Gain on change in fair value of convertible notes derivative	-	(22,207)	(22,207)
Accrued Interest	22,623	-	22,623
Interest payment	(2,452)	-	(2,452)
Reclassification of short-term accrued interest to short-term liability	(2,075)	-	(2,075)
As at December 31, 2023	187,223	13,138	200,361
Gain on change in fair value of convertible notes derivative	-	(12,530)	(12,530)
Accrued Interest	25,134	-	25,134
Interest payment	(2,453)	-	(2,453)
Reclassification of short-term accrued interest to short-term liability	(2,075)	-	(2,075)
As at December 31, 2024	207,829	608	208,437